Long-Term Debt (Capital Leases) (Details) (Capital Lease Obligations [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	$ 6,612,000	$ 7,118,000
Capital Leases, Start Date for Maturity	2020
Capital Leases, End Date for Maturity	2025
Capital Leases, Minimum Interest Rate	5.00%
Capital Leases, Maximum Interest Rate	24.80%